Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit after tax		£ 6,356	£ 5,323	£ 5,973
Currency translation reserve
Currency translation differences	[1]	(59)	(1,110)	2,032
Tax		13	9	0
Fair value through other comprehensive income reserve movements relating to debt securities
Net (losses)/gains from changes in fair value		(863)	1,486	(7,516)
Net (gains)/losses transferred to net profit on disposal		(164)	(26)	111
Net losses/(gain) relating to (releases of) impairment		1	(1)	9
Net gains/(losses) due to fair value hedging		325	(1,184)	5,452
Tax		194	(78)	523
Cash flow hedging reserve
Net (losses)/gains from changes in fair value		(784)	4,447	(9,052)
Net losses transferred to net profit		1,842	423	339
Tax		(281)	(1,342)	2,331
Other comprehensive income/(loss) that may be recycled to profit or loss		224	2,624	(5,771)
Other comprehensive income/(loss) not recycled to profit or loss:
Retirement benefit remeasurements		(427)	(1,193)	(754)
Fair value through other comprehensive income reserve movements relating to equity instruments		0	(3)	228
Own credit		(1,130)	(983)	2,092
Tax		432	611	(156)
Other comprehensive (loss)/income not recycled to profit or loss		(1,125)	(1,568)	1,410
Other comprehensive income		(901)	1,056	(4,361)
Total comprehensive income for the year		5,455	6,379	1,612
Attributable to:
Equity holders of the parent		5,406	6,315	1,567
Non-controlling interests		49	64	45
Total comprehensive income for the year		£ 5,455	£ 6,379	£ 1,612

[1]	Includes £1m gain (2023: £0m ; 2022: £1m gain ) on recycling of currency translation differences to net profit.